SEGMENT INFORMATION (DETAILS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Total net sales	$ 21,933	$ 25,370	$ 31,147
Intersegment eliminations	0	(20,499)	(17,705)
Operating income:	355	230	1,726
Interest expense:	9	24	57
Depreciation and amortization expense:	586	670	667
Capital expenditure:	312	355	1,027
Total assets:	15,352	16,579
Long-lived assets:	1,769	2,027
Metal Stamping and Mechanical Oem [Member]
Unaffiliated customers	14,646	14,689	18,530
Intersegment sales	0	8,585	6,790
Total net sales	14,646	23,274	25,320
Operating income:	319	428	1,079
Interest expense:	6	14	34
Depreciation and amortization expense:	353	393	369
Capital expenditure:	206	323	615
Total assets:	10,022	12,450
Long-lived assets:	1,142	1,342
Electric [Member]
Unaffiliated customers	7,287	10,681	12,617
Intersegment sales	0	11,914	10,915
Total net sales	7,287	22,595	23,532
Operating income:	142	71	1,086
Interest expense:	3	10	23
Depreciation and amortization expense:	233	277	290
Capital expenditure:	106	32	412
Total assets:	5,228	4,090
Long-lived assets:	627	685
Corporate [Member]
Operating income:	(106)	(269)	(439)
Depreciation and amortization expense:	0	0	8
Total assets:	$ 102	$ 39